UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.34%
Alabama—2.65%
27,800	Alabama Special Care Facilities Financing Authority of Mobile (Ascension Health Credit Group), Series B	A	3.170	27,800,000
12,375	Birmingham Refunding, Series A	A	3.190	12,375,000
10,900	Jefferson County Limited Obligation School Warrants, Series B	A	3.190	10,900,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	3.160	11,265,000
8,700	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series B	A	3.180	8,700,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A	A	3.160	12,700,000
14,875	University of Alabama Revenue (University Hospital), Series C	A	3.130	14,875,000
				98,615,000

Alaska—0.77%
28,870	Alaska Housing Finance Corp., Series A	A	3.200	28,870,000

Arizona—2.63%
8,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project)	A	3.160	8,000,000
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B	A	3.200	11,200,000
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series C	A	3.160	35,000,000
23,000	Arizona Health Facilities Authority Revenue (Health Facilities-Catholic West), Series B	A	3.220	23,000,000
12,700	McAllister Academic Village LLC Revenue (Arizona State University Project), Series B	A	3.170	12,700,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A	A	3.200	8,200,000
				98,100,000

California—0.43%
16,000	California Department of Water Resources, Power Supply Revenue Refunding, Subseries G-14	A	3.180	16,000,000

Colorado—3.26%
11,200	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series A-8	A	3.180	11,200,000
11,000	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-1	A	3.180	11,000,000
10,260	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-2	A	3.180	10,260,000
26,200	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series C-1	A	3.180	26,200,000
24,995	Denver City & County Certificates of Participation Refunding (Wellington E Web Project), Series C-1	A	3.170	24,995,000
8,260	East 470 Public Highway Authority Revenue Refunding, Vehicle Registration Fee	A	3.190	8,260,000
29,560	University of Colorado Hospital Authority Revenue, Series A	A	3.160	29,560,000
				121,475,000

Delaware—1.08%
25,000	Delaware Economic Development Authority Revenue (Hospital Billing and Collections), Series C	A	3.170	25,000,000
15,455	University of Delaware Revenue, Series A	A	3.180	15,455,000
				40,455,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

District of Columbia—2.09%
13,065	District of Columbia (Multi-Modal), Series A	A	3.200	13,065,000
5,620	District of Columbia Refunding, Series D	A	3.190	5,620,000
25,000	District of Columbia Revenue (George Washington University), Series B	A	3.220	25,000,000
9,000	District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life)	A	3.180	9,000,000
16,020	District of Columbia Revenue (Pooled Loan Program), Series A	A	3.180	16,020,000
9,100	District of Columbia, Series D-1	A	3.160	9,100,000
				77,805,000

Florida—3.52%
33,595	Dade County Water & Sewer System Revenue	A	3.160	33,595,000
9,500	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series B	A	3.150	9,500,000
5,000	Gainesville Utilities System Revenue Refunding, Series C	A	3.180	5,000,000
12,275	Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project)	A	3.170	12,275,000
12,900	Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project)	A	3.180	12,900,000
5,700	Palm Beach County Housing Finance Authority, Housing Revenue Refunding (Cotton Bay Apartments Project), Series D	A	3.180	5,700,000
6,400	Palm Beach County Housing Finance Authority, Housing Revenue Refunding (Mahogony Bay Apartments Project), Series C	A	3.180	6,400,000
45,965	Sunshine State Governmental Financing Commission Revenue	A	3.160 to 3.200	45,965,000
				131,335,000

Georgia—1.68%
44,485	Burke County Development Authority, Pollution Control Revenue (Oglethorpe Power Corp.), Series A	A	3.160 to 3.220	44,485,000
10,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	3.180	10,000,000
8,000	Municipal Electric Authority of Georgia (General Resolution Projects), Subordinated, Series C	A	3.050	8,000,000
				62,485,000

Illinois—10.92%
2,800	Chicago Board of Education, Series C-1	A	3.180	2,800,000
22,745	Chicago (Neighborhoods Alive 21 Program), Series B	A	3.170	22,745,000
53,050	Chicago O’Hare International Airport Revenue, Second Lien Series C	A	3.170	53,050,000
10,000	Chicago Refunding Project, Series D	A	3.170	10,000,000
15,335	Chicago Sales Tax Revenue Refunding	A	3.220	15,335,000
15,000	Chicago Water Revenue Refunding, Second Lien	A	3.170	15,000,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans-Illinois Project)	A	3.240	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	3.170	11,400,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	3.170	14,100,000
7,800	Illinois Development Finance Authority Revenue Refunding (Evanston Northwestern), Series A	A	3.220	7,800,000
24,000	Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A	A	3.160	24,000,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	3.220	10,000,000
15,000	Illinois Finance Authority Revenue (Chicago Historical Society)	A	3.220	15,000,000
26,640	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	3.180	26,640,000
8,000	Illinois Health Facilities Authority Revenue, Revolving Fund (Pooled Loan), Series C	A	3.220	8,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

25,140	Illinois Health Facilities Authority Revenue (University of Chicago Hospital)	A	3.180	25,140,000
42,075	Illinois Toll & Highway Authority Priority Refunding, Series B	A	3.160	42,075,000
42,800	Metropolitan Water Reclamation District of Greater Chicago, Capital Improvement, Series E	A	3.170	42,800,000
7,000	Metropolitan Water Reclamation District of Greater Chicago Refunding, Series A	A	3.180	7,000,000
26,500	Metropolitan Water Reclamation District of Greater Chicago Refunding, Series B	A	3.180	26,500,000
11,700	University of Illinois, University Revenue Refunding (UIC South Campus Project), Series A	A	3.170	11,700,000
				407,105,000

Indiana—4.35%
10,000	Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.)	A	3.170	10,000,000
13,315	Indiana Health Facility Financing Authority, Hospital Revenue (Aces Rehabilitation Hospital)	A	3.180	13,315,000
82,600	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series B	A	3.150	82,600,000
9,640	Indianapolis Local Public Improvement Bond Bank Refunding, Series F-2	A	3.160	9,640,000
10,000	Indianapolis Local Public Improvement Bond Bank Refunding (Waterworks Project), Series G-1	A	3.170	10,000,000
12,150	Purdue University Revenue (Student Facilities System), Series A	A	3.170	12,150,000
24,515	Purdue University Revenue (Student Fee), Series V	A	3.170	24,515,000
				162,220,000

Iowa—1.00%
9,865	Iowa Finance Authority, Health Care Facilities Revenue Refunding (Iowa Health System), Series B-3	A	3.170	9,865,000
10,000	Iowa Finance Authority Revenue Refunding (Wheaton Franciscan), Series B	A	3.160	10,000,000
17,400	Iowa Higher Education Loan Authority Revenue (Aces Education Loan Private College)	A	3.280	17,400,000
				37,265,000

Kentucky—0.95%
22,700	Kenton County Airport Board, Special Facilities Revenue Refunding, Series B	A	3.250	22,700,000
12,575	Louisville & Jefferson County Visitors & Convention Community Refunding (Kentucky International Convention), Series B	A	3.280	12,575,000
				35,275,000

Louisiana—0.77%
12,505	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A	A	3.200	12,505,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum)	A	3.200	16,100,000
				28,605,000

Maryland—3.12%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	3.180	13,770,000
18,475	Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition)	A	3.190	18,475,000
28,900	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series A	A	3.170	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B	A	3.180	43,575,000
11,427	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D	A	3.160	11,427,000
				116,147,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Massachusetts—6.81%
11,000	Massachusetts Development Finance Agency Revenue (Draper Laboratory Issue)	A	3.160	11,000,000
21,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1	A	3.170	21,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2	A	3.180	14,650,000
50,195	Massachusetts State Refunding, Series A	A	3.180	50,195,000
24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series B	A	3.170	24,850,000
43,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series C	A	3.170	43,800,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series D	A	3.170	25,000,000
25,000	Massachusetts Water Resources Authority, Series A	A	3.160	25,000,000
37,800	Route 3 North Transportation Improvements Association, Lease Revenue (Demand Obligation Bond), Series B	A	3.170	37,800,000
				253,805,000

Michigan—1.66%
15,000	Eastern Michigan University Revenue Refunding (General Revenue), Series A	A	3.180	15,000,000
10,000	Michigan Building Authority Revenue (Multi-Modal Facilities Program), Series IIA	A	3.220	10,000,000
16,800	Michigan Housing Development Authority, Single Family Mortgage Revenue Refunding, Series A	A	3.200	16,800,000
20,050	University of Michigan Revenue (University Hospital), Series A	A	3.130	20,050,000
				61,850,000

Mississippi—0.38%
14,300	Jackson County Port Facility Revenue Refunding (Chevron USA, Inc. Project)	A	3.180	14,300,000

Missouri—1.73%
12,000	Bi-State Development Agency Metropolitan District Revenue Subordinated (Mass Transit MetroLink), Series A	A	3.200	12,000,000
10,700	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	3.180	10,700,000
12,282	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project), Series B	A	3.220	12,282,000
16,380	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	3.180 to 3.190	16,380,000
13,000	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	3.180	13,000,000
				64,362,000

Nebraska—0.30%
11,100	NEBHELP, Inc. Revenue (Multiple-Mode), Series E	A	3.250	11,100,000

Nevada—1.01%
9,000	Clark County Airport Improvement Revenue Refunding, Series A	A	3.170	9,000,000
28,500	Clark County Airport Revenue, Sub Lien, Series C	A	3.170	28,500,000
				37,500,000

New Hampshire—1.04%
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator), Series A	A	3.190	13,800,000
25,000	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College Issue)	A	3.170	25,000,000
				38,800,000

New York—0.26%
9,700	New York City, Subseries H-2	A	3.150	9,700,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

North Carolina—8.80%
9,800	Charlotte Certificates of Participation (Governmental Facilities Authority), Series F	A	3.180	9,800,000
68,680	Charlotte Water & Sewer System Revenue Refunding, Series C	A	3.150	68,680,000
20,500	Concord Utilities System Revenue Refunding, Series B	A	3.160	20,500,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A	A	3.170	10,300,000
59,815	Mecklenburg County Certificates of Participation	A	3.150	59,815,000
11,760	North Carolina Educational Facilities Finance Agency Revenue (Elon College)	A	3.200	11,760,000
5,955	North Carolina Educational Facilities Finance Agency Revenue (Providence Day School)	A	3.180	5,955,000
7,800	North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health System), Series B	A	3.160	7,800,000
30,300	North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health System), Series C	A	3.160	30,300,000
16,550	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project)	A	3.180	16,550,000
22,720	North Carolina (Public Improvement), Series G	A	3.100	22,720,000
15,000	North Carolina Refunding, Series B	A	3.100	15,000,000
21,050	North Carolina Refunding, Series C	A	3.160	21,050,000
27,595	Union County, Series A	A	3.150	27,595,000
				327,825,000

Ohio—3.81%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	3.190	10,000,000
14,500	Cleveland-Cuyahoga County Port Authority Revenue (Euclid Ave./93rd St. Garage Office)	A	3.220	14,500,000
18,900	Columbus Sewer Revenue Refunding	A	3.170	18,900,000
37,130	Franklin County Hospital Revenue Refunding and Improvement (U.S. Health Corp.), Series A	A	3.170	37,130,000
10,100	Franklin County Hospital Revenue Refunding Subordinated (OhioHealth Doctors Hospital), Series B	A	3.180	10,100,000
7,210	Mahoning County Housing Revenue (Youngstown State University Project)	A	3.170	7,210,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	3.170	14,200,000
29,900	Ohio Water Development Authority Revenue Refunding (Water Development-Pure Water Project)	A	3.170	29,900,000
				141,940,000

Oregon—0.59%
15,000	Oregon Tax Anticipation Notes, Series A	11/27/06	4.500	15,135,477
6,700	Portland Multi-Family Revenue (South Park Block Project), Series A	A	3.270	6,700,000
				21,835,477

Pennsylvania—6.71%
10,100	Butler County General Authority Revenue Refunding (Conneaut School District Project), Series A	A	3.170	10,100,000
10,490	Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C	A	3.190	10,490,000
14,065	Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center)	A	3.180	14,065,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	3.180	45,450,000
25,615	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project)	A	3.180	25,615,000
9,000	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	3.180	9,000,000
50,000	Philadelphia Gas Works Revenue, Sixth Series	A	3.170	50,000,000
57,095	Philadelphia Water & Wastewater Revenue Refunding, Series B	A	3.160	57,095,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	3.170	14,200,000
13,925	York General Authority Revenue (Pooled Financing Subordinated), Series B	A	3.180	13,925,000
				249,940,000

Rhode Island—0.35%
13,000	Rhode Island Health & Educational Building Corp. Revenue (Higher Education Facilities-Brown University), Series A	A	3.120	13,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

South Carolina—2.27%
15,000	Berkeley County Water & Sewer Revenue Refunding System, Series A	A	3.180	15,000,000
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A	A	3.100	27,800,000
10,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series B	A	3.100	10,000,000
10,300	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Subseries B-2	A	3.100	10,300,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning Refunding and Improvement (Anderson College)	A	3.180	10,000,000
11,325	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg)	A	3.160	11,325,000
				84,425,000

Tennessee—5.12%
78,740	Clarksville Public Building Authority Revenue, Pooled Financing (Tennessee Municipal Bond Fund)	A	3.170	78,740,000
14,315	Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project)	A	3.190	14,315,000
9,800	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board Revenue (Vanderbilt University), Series A	A	3.110	9,800,000
13,425	Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	3.180	13,425,000
17,000	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.180	17,000,000
5,660	Montgomery County Public Building Authority Revenue Financing Government Obligation (Pooled Loan)	A	3.180	5,660,000
44,000	Shelby County Public Improvement and School, Series B	A	3.200	44,000,000
7,870	Tusculum Health Educational & Housing Facilities Board, Educational Facilities Revenue (Tusculum College Project)	A	3.180	7,870,000
				190,810,000

Texas—6.74%
23,100	Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B	A	3.220	23,100,000
15,000	Dallas North Tollway System Revenue, Series C	A	3.190	15,000,000
27,700	Harris County Health Facilities Development Corp. Revenue Refunding (The Methodist System), Series B	A	3.170	27,700,000
20,000	Northwest Independent School District	08/02/06	3.440	20,002,614
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	3.240	7,050,000
133,500	Texas Tax and Revenue Anticipation Notes	08/31/06	4.500	134,305,379
24,165	Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B	A	3.160	24,165,000
				251,322,993

Virginia—0.31%
11,545	Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A	A	3.160	11,545,000

Washington—4.96%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1	A	3.170	23,000,000
26,850	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series E	A	3.220	26,850,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

23,195	King County Sewer Revenue (Junior Lien), Series A	A	3.170	23,195,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	3.200	22,200,000
8,600	Seattle Municipal Light & Power Revenue	A	3.080	8,600,000
35,370	Snohomish County Public Utility District No. 001, Electric Revenue Refunding (Generation Systems), Series 2001A	A	3.170	35,370,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	3.200	10,000,000
22,745	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	3.170	22,745,000
12,830	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A	A	3.170	12,830,000
				184,790,000

Wisconsin—0.27%
10,000	Wisconsin Center District Tax Revenue, Series A	A	3.190	10,000,000
Total Municipal Bonds and Notes (cost—$3,440,607,470)				3,440,607,470

Tax-Exempt Commercial Paper—6.81%
Florida—1.36%
7,000	Jacksonville Electric Authority	05/22/06	3.330	7,000,000
25,000	Jacksonville Electric Authority, Series 200-F	04/11/06 to 04/12/06	3.200	25,000,000
18,506	Jacksonville Electric Authority, Series C	04/06/06	3.140	18,506,000
				50,506,000

Georgia—0.38%
14,000	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.)	05/08/06	3.350	14,000,000

Illinois—0.43%
16,000	Illinois Educational Facilities Authority Revenue	05/17/06	3.150	16,000,000

Louisiana—0.37%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	06/12/06	3.500	13,970,000

Maryland—1.35%
40,750	Johns Hopkins Hospital	04/03/06 to 04/10/06	3.120 to 3.250	40,750,000
9,500	Johns Hopkins University	05/10/06	3.180	9,500,000
				50,250,000

Massachusetts—0.65%
10,500	Commonwealth of Massachusetts	04/26/06	3.400	10,500,000
13,700	Massachusetts Water Authority	05/09/06	3.200	13,700,000
				24,200,000

Minnesota—0.47%
17,600	City of Rochester (Mayo Clinic)	04/13/06	3.280	17,600,000

New York—0.64%
24,000	Puerto Rico Government Development Bank Custodial Receipts (Backed by Letter of Credit from Societe Generale)*	07/24/06	3.250	24,000,000

South Carolina—0.27%
10,000	South Carolina Public Service Authority	05/11/06	3.220	10,000,000

Texas—0.27%
10,000	City of Houston	05/11/06	3.300	10,000,000

Washington—0.62%
23,300	King County Sewer Revenue	05/12/06 to 05/23/06	3.300 to 3.350	23,300,000
Total Tax-Exempt Commercial Paper (cost—$253,826,000)				253,826,000

Total Investments (cost—$3,694,433,470 which approximates cost for federal income tax purposes)(1)—99.15%				3,694,433,470
Other assets in excess of liabilities—0.85%				31,735,364
Net Assets (applicable to 3,726,904,594 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				3,726,168,834

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2006, and reset periodically.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 0.64% of net assets as of March 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 14 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2006